SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary financial statement information [Abstract]
Government institutions	$ 455	$ 245
Advance payments	91	480
Other	932	105
Other receivables	$ 1,478	$ 830